11. Commitments (Tables)	15 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Royalty Obligations
Year Ended December 31,
2014	$—
2015	2,800,000
2016	3,300,000
2017	3,600,000
Total	$9,700,000

Net Sales Minimum Impacting Minimum Royalty Obligations
2015	$56,000,000
2016	$66,000,000
2017	$72,000,000